Summary of Debt other than Related Party Debt (Parenthetical) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Number of installment of note payable	Payable in 36 to 60 monthly installments	Payable in 36 to 60 monthly installments
Total notes payable	$ 8,810	$ 12,162
Interest rate, minimum	2.90%	2.90%
Interest rate, maximum	10.35%	10.35%